UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Moulineax

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period: 7/31/11

Item 1.  Schedule of Investments.

CIFG MaxBalanced Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 19.9%
	AGRICULTURE - 0.2%
1,060	Reynolds American, Inc.	$ 37,312

	BEVERAGES - 0.4%
1,250	Cia de Bebidas das Americas - ADR	37,525
410	Coca-Cola Femsa SAB de CV	39,483
		77,008
	CHEMICALS - 0.6%
2,200	EI du Pont de Nemours & Co.	113,124

	COAL - 0.6%
1,550	Alliance Resource Partners LP	119,055

	COMMERCIAL SERVICES - 0.8%
1,080	Monro Muffler Brake, Inc.	38,621
1,700	Weight Watchers International, Inc.	131,223
		169,844
	COMPUTERS - 1.9%
2,300	Accenture PLC - Cl. A	136,022
750	International Business Machines Corp.	136,388
4,000	Jack Henry & Associates, Inc.	115,800
		388,210
	DISTRIBUTION/WHOLESALE - 0.7%
900	WW Grainger, Inc.	133,533

	ELECTRIC - 1.4%
4,300	El Paso Electric Co.	143,835
2,600	Integrys Energy Group, Inc.	130,546
		274,381
	FOOD - 0.7%
4,500	Hormel Foods Corp.	130,365

	HEALTHCARE-PRODUCTS - 0.6%
2,000	Varian Medical Systems, Inc. *	125,520

	HEALTHCARE-SERVICES - 2.7%
3,800	Coventry Health Care, Inc. *	121,600
4,200	Health Net, Inc. *	118,104
1,900	Mednax, Inc. *	129,504
3,460	UnitedHealth Group, Inc.	171,720
		540,928
	INVESTMENT COMPANIES - 0.8%
4,800	MVC Capital, Inc. - ADR	60,048
10,883	Tortoise Capital Resources Corp. +	94,138
		154,186
	MACHINERY-CONSTRUCTION & MINING - 0.6%
1,215	Caterpillar, Inc.	120,030

	MACHINERY-DIVERSIFIED - 0.6%
3,250	Zebra Technologies Corp. *	130,000

	MEDIA - 0.2%
420	Factset Research Systems, Inc. - ADR	38,678

	OIL & GAS - 0.2%
400	China Petroleum & Chemical Corp.	39,604

	OIL & GAS SERVICES - 0.7%
1,565	Schlumberger, Ltd.	141,429

	PACKAGING & CONTAINERS - 0.7%
3,500	Ball Corp.	135,800

	PHARMACEUTICALS - 0.2%
320	Novo Nordisk A/S	39,046

	PIPELINES - 0.6%
3,700	Williams Cos, Inc. (The) - ADR	117,290

	PRIVATE EQUITY - 0.2%
3,500	American Capital, Ltd. *	33,845

	RETAIL - 2.3%
2,300	Bed Bath & Beyond, Inc. *	134,527
2,200	Dillard's, Inc.	123,772
2,215	Ross Stores, Inc.	167,830
700	TJX Cos, Inc.	38,710
		464,839
	SEMICONDUCTORS - 1.1%
3,000	Analog Devices, Inc.	103,200
3,500	Xilinx, Inc.	112,350
		215,550
	TELECOMMUNICATIONS - 1.1%
3,000	Cellcom Israel, Ltd.	78,990
8,100	MetroPCS Communications, Inc. *	131,868
		210,858

	TOTAL COMMON STOCK (Cost $3,807,772)	3,950,435

	EXCHANGE TRADED FUNDS AND NOTES - 68.3%
	ASSET ALLOCATION - 7.1%
3,250	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	90,123
14,642	IQ Merger Arbitrage ETF	367,953
8,700	ProShares UltraShort Euro *	147,726
16,100	WisdomTree Dreyfus Emerging Currency Fund *	376,418
8,500	WisdomTree Managed Futures Strategy Fund *	427,720
		1,409,940
	COMMODITY - 9.8%
5,000	ETFS Physical Silver Shares *	198,100
40,100	iShares Gold Trust *	636,387
12,000	PowerShares DB Agriculture Fund *	387,000
23,900	PowerShares DB Commodity Index Tracking Fund *	723,692
		1,945,179

	CLOSED-END FUNDS - 0.4%
12,000	Alpine Global Premier Properties Fund	86,160

	COUNTRY FUNDS-CLOSED-END - 0.6%
7,700	Thai Fund, Inc. (The)	110,803

	DEBT - 24.1%
9,650	Guggenheim BulletShares 2013 Corporate Bond ETF	202,361
18,404	Guggenheim BulletShares 2015 Corporate Bond ETF	395,318
1,843	iShares Barclays TIPS Bond Fund	210,415
14,450	PIMCO 1-5 Year US TIPS Index Fund	778,277
5,750	PIMCO Enhanced Short Maturity Strategy Fund	580,923
23,700	PowerShares Senior Loan Portfolio	585,390
17,900	PowerShares VRDO Tax Free Weekly Portfolio	447,321
6,400	ProShares UltraShort Lehman 7-10 Year Treasury *	233,664
6,300	SPDR Barclays Capital International Treasury Bond ETF	394,758
5,882	SPDR DB International Government Inflation-Protected Bond ETF	369,213
5,078	Vanguard Short-Term Corporate Bond ETF	399,943
3,519	WisdomTree Emerging Markets Local Debt Fund	191,152
		4,788,735
	EQUITY - 26.3%
24,000	iPATH S&P 500 VIX Short-Term Futures ETN *	561,840
12,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	173,250
6,800	iShares MSCI Australia Index Fund	171,428
8,600	iShares MSCI Canada Index Fund	266,084
6,100	iShares MSCI EAFE Index Fund	357,765
5,025	iShares MSCI Poland Investable Market Index Fund	175,523
3,800	Market Vectors Brazil Small-Cap ETF	201,856
19,600	PowerShares Global Water Portfolio	382,004
9,900	ProShares Short S&P500 *	413,127
3,000	Vanguard Mid-Cap Growth Index Fund	197,790
13,200	Vanguard MSCI Emerging Markets ETF	638,352
15,000	Vanguard REIT ETF	915,600
6,400	Vanguard Small-Cap Growth ETF	528,448
4,250	WisdomTree Emerging Markets Equity Income Fund	254,745
		5,237,812

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost - $12,976,874)	13,578,629

Principal ($)
	BONDS & NOTES - 5.7%
	AGRICULTURE - 0.0% **
$ 2,000	Reynolds American, Inc., 7.25% due 6/1/12	2,088

	BANKS - 3.8%
120,000	Ally Financial Inc., 0.00% due 12/1/12 *	113,400
100,000	Ally Financial Inc., 6.875% due 9/15/11	100,375
20,000	Ally Financial Inc., 6.50% due 7/15/12	19,861
100,000	Goldman Sachs Group, Inc., 4.10% due 11/3/15	105,469
150,000	Morgan Stanley, 7.50% due 10/15/20	166,994
1,000	NB Capital Trust II, 7.83% due 12/15/26	1,016
200,000	Union Bank NA CD Series 0001, 0.00% due 5/27/15 *	188,880
60,000	Wells Fargo & Company, 6.00% due 5/15/13	65,982
		761,977

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
15,000	Springleaf Finance Corp., 5.90% due 9/15/12	15,038

	ELECTRIC - 0.1%
15,000	Edison Mission Energy, 7.50% due 6/15/13	15,019

	FOOD - 0.1%
15,000	Supervalu, Inc., 7.50% due 11/15/14	15,225

	INSURANCE - 0.3%
55,000	American International Group, Inc., 4.25% due 5/15/13	56,673

	LEISURE TIME - 0.0% **
5,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	5,018

	OIL & GAS SERVICES - 0.1%
20,000	Hornbeck Offshore Services, Inc., 8.00% due 9/1/17	20,375

	RETAIL - 0.1%
15,000	New Albertsons, Inc., 7.75% due 6/15/26	12,994
4,000	Rite Aid Corp., 7.70% due 2/15/27	2,820
		15,814
	SOVEREIGN - 1.0%
85,000	Australia Government Bond, 4.75% due 11/15/12	93,813
85,000	Australia Government Bond, 5.75% due 4/15/12	94,257
		188,070
	TELECOMMUNICATIONS - 0.1%
10,000	Frontier Communications Corp., 7.125% due 3/15/19	10,350
20,000	Level 3 Communications, Inc., 11.875% due 2/1/19 ^	21,925
		32,275

	TOTAL BONDS & NOTES (Cost $1,090,800)	1,127,572
Shares
	SHORT-TERM INVESTMENTS - 9.0%
	MONEY MARKET FUND - 9.0%
1,799,216	Federated Government Obligations Fund, 0.01% ***
	(Cost $1,799,216)	1,799,216

	TOTAL INVESTMENTS - 102.9% (Cost $19,674,662) (a)	$ 20,455,852
	LIABILITIES LESS OTHER ASSETS - (2.9)%	(580,530)
	TOTAL NET ASSETS - 100.0%	$ 19,875,322

* Non-Income producing security.
** Represents less than 0.1% of net assets
*** Money market Fund; interest rate reflects seven-day effective yield on July 31, 2011.
^ 144A security. Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
+ Closed-end investment company

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $19,674,662 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,124,070
	Unrealized depreciation:	(342,880)
	Net unrealized appreciation:	$ 781,190

CIFG MaxBalanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,950,435	$ -	$ -	$ 3,950,435
Exchange Traded Funds & Notes	13,578,629	-	-	13,578,629
Bonds & Notes	-	1,127,572	-	1,127,572
Money Market Fund	1,799,216	-	-	1,799,216
Total	$ 19,328,280	$ 1,127,572	$ -	$ 20,455,852

There were no significant transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

	CIFG MaxOpp Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 98.2%
	EQUITY - 98.2%
7,500	iShares Dow Jones US Healthcare Providers Index Fund	$ 461,775
8,750	iShares PHLX SOX Semiconductor Sector Index Fund	458,413
10,600	iShares Russell 2000 Growth Index Fund	966,402
8,950	iShares S&P MidCap 400 Growth Index Fund	961,857
9,000	Market Vectors Agribusiness ETF	487,170
10,300	Market Vectors Coal ETF	501,713
14,200	Powershares Dynamic Networking Portfolio	357,698
17,870	ProShares UltraShort QQQ *	862,942
43,622	ProShares UltraShort S&P500 *	934,819
14,600	SPDR S&P Metals & Mining ETF	973,674
35,500	SPDR S&P Oil & Gas Equipment & Services ETF	1,509,105
18,800	SPDR S&P Retail ETF	1,001,288

	TOTAL EXCHANGE TRADED FUNDS (Cost $9,111,227)	9,476,856

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
217,394	Federated Government Obligations Fund, 0.01% ** (Cost $217,394)	217,394

	TOTAL INVESTMENTS - 100.4% (Cost $9,328,621) (a)	$ 9,694,250
	LIABILITIES LESS OTHER ASSETS - (0.4)%	(42,728)
	TOTAL NET ASSETS - 100.0%	$ 9,651,522

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 575,661
	Unrealized depreciation:	(210,032)
	Net unrealized appreciation:	$ 365,629

CIFG MaxOpp Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,476,856	$ -	$ -	$ 9,476,856
Money Market Fund	217,394	-	-	217,394
Total	$ 9,694,250	$ -	$ -	$ 9,694,250

There were no significant transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

9/27/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

9/27/11